Allowance for Optioned Properties	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Allowance for Optioned Properties
Allowance for Optioned Properties

Note 9 – Allowance for Optioned Properties

Fish Lake Valley

On October 21, 2021 we signed an agreement with Morella Corporation, an Australian Lithium explorer and developer, and related entity whereby Morella Corporation can earn a 60% interest in the Fish Lake Valley property by paying the Company $675,000, issuing the equivalent of $500,000 worth of Altura stock, and expending $2,000,000 of exploration work in the next four years.

As of March 31, 2023, the Company has received $250,000 and received 35,226,951 common shares with a fair value of $1,456,407 in relation to the letter of intent.  The Company recorded $1,706,407 as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations.

The agreement was signed with a purchaser that has a common director as the Company.

San Emidio

On September 16, 2021, the Company entered into a Letter of Intent with respect to the San Emidio Property whereby the optionor will pay $50,000 on signing (received) and issue 200,000 common shares within 5 days of closing.

As of March 31, 2023, the Company has received $50,000 and 200,000 common shares, valued at $51,260, in relation to the letter of intent.  The Company recorded $101,260 as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations.

North Big Smokey

On May 24, 2022 the Company signed a Letter Of Intent (LOI) with Morella Corporation, an Australian Lithium explorer and developer, and related party, whereby Morella can earn a 60% interest in the Big North Smokey property by issuing the equivalent of $500,000 worth of Morella Corporation stock, and expending $1,000,000 of exploration work in the next four years.  To date Morella Corporation has paid $65,000 and received 7,050,000 common shares with a fair value of $126,697.  The Company recorded $191,697 as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations.

The Letter of Intent was signed with a purchaser that has a common director as the Company.

Note 9 – Allowance for Optioned Properties

Fish Lake Valley

On October 21, 2021 we signed an agreement with Morella Corporation, an Australian Lithium explorer and developer, and related entity whereby Morella Corporation can earn a 60% interest in the Fish Lake Valley property by paying the Company $675,000, issuing the equivalent of $500,000 worth of Altura stock, and expending $2,000,000 of exploration work in the next four years.

As of December 31, 2022, the Company has received $250,000 and received 35,226,951 common shares with a fair value of $1,456,407 in relation to the letter of intent. The Company recorded $1,706,407 as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations.

The agreement was signed with a purchaser that has a common director as the Company.

San Emidio

On September 16, 2021, the Company entered into a Letter of Intent with respect to the San Emidio Property whereby the optionor will pay $50,000 on signing (received) and issue 200,000 common shares within 5 days of closing.

As of December 31, 2022, the Company has received $50,000 and 200,000 common shares, valued at $51,260, in relation to the letter of intent. The Company recorded $101,260 as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations.

North Big Smokey

On May 24, 2022 the Company signed a Letter Of Intent (LOI) with Morella Corporation, an Australian Lithium explorer and developer, and related party, whereby Morella can earn a 60% interest in the Big North Smokey property by issuing the equivalent of $500,000 worth of Morella Corporation stock, and expending $1,000,000 of exploration work in the next four years. To date Morella Corporation has paid $65,000 and received 7,050,000 common shares with a fair value of $126,697. The Company recorded $191,697 as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations.

The Letter of Intent was signed with a purchaser that has a common director as the Company.